Related Party Transactions	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 11 – Related Party Transactions

Ampio Loan Agreement

In November 2013, Vyrix entered into a loan agreement with Ampio. Pursuant to the loan agreement, Ampio agreed to lend Vyrix up to an aggregate amount of $3.0 million through cash advances of up to $500,000 each. Unpaid principal amounts under the loan agreement bear simple interest at the “Applicable Federal Rate” for long-term obligations prescribed under Section 1274(d) of the Internal Revenue Code of 1986, as amended (or any successor provision with similar applicability). The initial term of this loan agreement is for one year, subject to automatic extension of successive one-year terms. Vyrix may repay any outstanding balance at any time without penalty. Ampio had an option of converting any balance outstanding under the loan agreement into shares of Vyrix common stock at the fair market value per share of Vyrix common stock, as determined by the Ampio board of directors, as of such conversion date. As of June 30, 2014, the amount advanced was $1.6 million with interest rates from 3.11%-3.32%. On April 16, 2015, in connection with the closing of the Merger, Ampio released Vyrix from its then outstanding obligation of $4.0 million under the loan agreement as consideration of its share purchase, and the loan agreement was terminated.

In March 2014, Luoxis entered into a loan agreement with Ampio. Pursuant to the loan agreement, Ampio agreed to lend Luoxis $3.0 million Unpaid principal amounts under the loan agreement bear simple interest at the “Applicable Federal Rate” for long-term obligations prescribed under Section 1274(d) of the Internal Revenue Code of 1986, as amended (or any successor provision with similar applicability). The initial term of this loan agreement is for one year, subject to automatic extension of successive one-year terms. Luoxis may repay any outstanding balance at any time without penalty. Ampio had an option of converting any balance outstanding under the loan agreement into shares of Luoxis common stock at the fair market value per share of Luoxis common stock, as determined by the Ampio board of directors, as of such conversion date. As of June 30, 2014, the amount advanced was $3.0 million with interest rates from 3.11%—3.32%. On April 16, 2015, in connection with the closing of the Merger, Ampio released Luoxis from its then outstanding obligation of $8.0 million under the loan agreement as consideration of its share purchase, and the loan agreement was terminated.

On April 16, 2015, Ampio received 4,761,787 shares of common stock of Aytu for (i) issuance to Aytu of a promissory note from Ampio in the principal amount of $10.0 million, maturing on the first anniversary of the Merger, (ii) cancellation of indebtedness of Luoxis to Ampio in the amount of $8.0 million; and (iii) cancellation of indebtedness of Vyrix to Ampio in the amount of $4.0 million.

Services Agreement

The Company has entered into a service agreement with Ampio which is described in Note 7.

Sponsored Research Agreement

In June 2013, Luoxis entered into a sponsored research agreement with TRLLC, an entity controlled by Ampio’s director and Chief Scientific Officer, Dr. Bar-Or. The agreement, which was amended in January 2015 and provides for Luoxis (now Aytu) to pay $6,000 per month to TRLLC in consideration for services related to research and development of the RedoxSYS platform. In March 2014, Luoxis also agreed to pay $615,000 which is being amortized over the contractual term of 60.5 months and is divided between current and long-term assets on the balance sheet; this amount has been paid in full. This agreement is set to expire March 2019 and cannot be terminated prior to March 2017.

Convertible Promissory Notes

The convertible promissory notes (see Note 8) include $275,000 invested by relatives of senior management of the Company.

Note 8 – Related Party Transactions

Ampio Loan Agreement

In November 2013, Vyrix entered into a loan agreement with Ampio. Pursuant to the loan agreement, Ampio agreed to lend Vyrix up to an aggregate amount of $3,000,000 through cash advances of up to $500,000 each. Unpaid principal amounts under the loan agreement bear simple interest at the “Applicable Federal Rate” for long-term obligations prescribed under Section 1274(d) of the Internal Revenue Code of 1986, as amended (or any successor provision with similar applicability). The initial term of this loan agreement is for one year, subject to automatic extension of successive one-year terms. Vyrix may repay any outstanding balance at any time without penalty. Ampio has an option of converting any balance outstanding under the loan agreement into shares of Vyrix common stock at the fair market value per share of Vyrix common stock, as determined by the Ampio board of directors, as of such conversion date. As of June 30, 2014, the amount advanced was $1,600,000 with interest rates from 3.11%-3.32%. On April 16, 2015, in connection with the closing of the Merger, Ampio released Vyrix from its then outstanding obligation of $4,000,000 under the loan agreement as consideration of its share purchase, and the loan agreement was terminated.

In March 2014, Luoxis entered into a loan agreement with Ampio. Pursuant to the loan agreement, Ampio agreed to lend Luoxis $3,000,000. Unpaid principal amounts under the loan agreement bear simple interest at the “Applicable Federal Rate” for long-term obligations prescribed under Section 1274(d) of the Internal Revenue Code of 1986, as amended (or any successor provision with similar applicability). The initial term of this loan agreement is for one year, subject to automatic extension of successive one-year terms. Luoxis may repay any outstanding balance at any time without penalty. Ampio has an option of converting any balance outstanding under the loan agreement into shares of Luoxis common stock at the fair market value per share of Luoxis common stock, as determined by the Ampio board of directors, as of such conversion date. As of June 30, 2014, the amount advanced was $3,000,000 with interest rates from 3.11% - 3.32%. On April 16, 2015, in connection with the closing of the Merger, Ampio released Luoxis from its then outstanding obligation of $8,000,000 under the loan agreement as consideration of its share purchase, and the loan agreement was terminated.

On April 16, 2015, Ampio received 4,761,787 shares of common stock of Aytu for (i) issuance to Aytu of a promissory note from Ampio in the principal amount of $10,000,000, maturing on the first anniversary of the Merger, (ii) cancellation of indebtedness of Luoxis to Ampio in the amount of $8,000,000; and (iii) cancellation of indebtedness of Vyrix to Ampio in the amount of $4,000,000.

Services Agreement

The Company has service agreements with Ampio which are described in Note 5.

Sponsored Research Agreement

In June 2013, Luoxis entered into a sponsored research agreement with TRLLC, an entity controlled by Ampio’s director and Chief Scientific Officer, Dr. Bar-Or. The agreement, which was amended in January 2015 and provides for Luoxis (now Aytu) to pay $6,000 per month to TRLLC in consideration for services related to research and development of the Oxidation Reduction Potential platform. In March 2014, Luoxis also agreed to pay a sum of $615,000 which is being amortized over the contractual term of 60.5 months and is divided between current and long-term on the balance sheet; this amount has been paid in full. This agreement is set to expire March 2019 and cannot be terminated prior to March 2017.